Related Party Transactions - Transactions and balances with former related parties (Details) - CoolCo and Subsidiaries $ in Thousands	2 Months Ended
Mar. 02, 2023 USD ($)
Related Party Transaction [Line Items]
Related party transaction, net income (expense) from related parties	$ 451
Management and administrative service fees
Related Party Transaction [Line Items]
Compensation amount	588
Ship management fees expense
Related Party Transaction [Line Items]
Compensation amount	(333)
Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	175
Commitment fees
Related Party Transaction [Line Items]
Compensation amount	$ 21